Thrivent Core Funds
625 Fourth Avenue South
Minneapolis, Minnesota 55415
August 10, 2017
VIA EDGAR
Patrick Scott
United States Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549
RE:	Thrivent Core Funds (the “Registrant”), 1933 Act File No. 333-218855 Pre-effective Amendment No. 1 to Initial Form N-1A Registration Statement
Mr. Scott:
Attached please find Pre-effective Amendment No. 1 to the registration statement on Form N-1A of the Registrant for its series, Thrivent Core Emerging Markets Debt Fund, filed pursuant to the Securities Act of 1933, as amended (the “Registration Statement”). The purpose of this filing is to submit changes to the Registration Statement and to add required exhibits in connection with the registration of shares of Thrivent Core Emerging Markets Debt Fund as an investment series of the Registrant.
The Registrant and Thrivent Distributors, LLC, the principal underwriter of the Registrant’s shares, request the acceleration of the effective date of the Registration Statement to August 15, 2017 or as soon thereafter as practicable.
If you have any comments, please feel free to contact me at (612) 844-4198.
Thank you,
Thrivent Core Funds
/s/ Michael W. Kremenak
Michael W. Kremenak
Secretary and Chief Legal Officer

Thrivent Distributors, LLC
/s/ Troy A. Beaver
Troy A. Beaver
Chief Executive Officer